Schedule of Fair value of Warrants Valuation Assumption (Details)	Jun. 30, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Contractual term	5 years 6 months	18 months
PreFunded Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		100
PreFunded Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Contractual term		1 year
PreFunded Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		5.51
PreFunded Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		0
Common Stock Warrants [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		103
Common Stock Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		121
Common Stock Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Contractual term		5 years 6 months
Common Stock Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		4.57
Common Stock Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		5.51
Common Stock Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		0
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Contractual term	5 years 6 months
Placement Agent Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		103
Placement Agent Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Contractual term		5 years 6 months
Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		4.57
Placement Agent Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding		0